Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ 9,171,948	$ 10,314,656
Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	8,844,069	41,446,950
Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	11,415,512
Petróleos Mexicanos Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Currency Options	43,262,535	0
Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	17,966,700	83,943,191
Maturity Period One | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	9,171,948
Maturity Period One | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	15,214,703
Maturity Period One | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	11,415,512
Maturity Period One | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	13,640,769
Maturity Period Two | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	10,314,656
Maturity Period Two | Petróleos Mexicanos Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Currency Options	14,772,559
Maturity Period Two | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	15,739,348
Maturity Period Three | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options		0
Maturity Period Three | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	8,844,069
Maturity Period Three | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	26,232,247
Maturity Period Four | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	26,232,247
Maturity Period Four | Petróleos Mexicanos Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Currency Options	26,379,607
Maturity Period Four | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		0
Maturity Period Five | Petróleos Mexicanos Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Currency Options	2,110,369
Maturity Period Five | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	26,232,247
Maturity Period After Year Five | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	17,966,700	2,098,580
Fair Value | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	(2,841,492)	(2,612,530)
Fair Value | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	(311,664)	(4,953,719)
Fair Value | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	0
Fair Value | Petróleos Mexicanos Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Currency Options	(223,737)	0
Fair Value | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ (444,490)	$ (142,993)
U.S. dollar | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	0	2,482,867
Fixed to variable	$ 14,373,360	$ 18,241,470
U.S. dollar | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	$ 0	$ 0
U.S. dollar | Maturity Period One | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	0	2,482,867
Average pay rate	5.13%	2.31%
Average receive rate	5.35%	5.23%
U.S. dollar | Maturity Period Two | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	0	0
Average pay rate	4.50%	0.00%
Average receive rate	5.35%	0.00%
U.S. dollar | Maturity Period Two | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	$ 0	$ 0
U.S. dollar | Maturity Period Three | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	0	0
Average pay rate	4.60%	0.00%
Average receive rate	5.35%	0.00%
Fixed to variable	$ 14,373,360
U.S. dollar | Maturity Period Four | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed		0
Average pay rate	0.00%	5.36%
Average receive rate	0.00%	5.35%
Fixed to variable	$ 0	$ 18,241,470
U.S. dollar | Maturity Period Five | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Maturity Period After Year Five | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Fair Value | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	0	46,223
Fixed to variable	$ 195,655	$ (77,608)
U.S. dollar | Fair Value | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	0	0
Receive euros/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	50,018,064	147,904,655
Receive euros/Pay U.S. dollars | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	0	39,365,746
Receive euros/Pay U.S. dollars | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	13,551,813	22,194,423
Receive euros/Pay U.S. dollars | Maturity Period Three | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	8,040,679	27,221,847
Receive euros/Pay U.S. dollars | Maturity Period Four | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	26,436,838	27,055,647
Receive euros/Pay U.S. dollars | Maturity Period Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	1,988,734	29,823,494
Receive euros/Pay U.S. dollars | Maturity Period After Year Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	0	2,243,498
Receive euros/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	5,585	(9,396,306)
Receive Japanese yen/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive Japanese yen/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive pounds sterling/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	0	11,991,942
Receive pounds sterling/Pay U.S. dollars | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	0	11,991,942
Receive pounds sterling/Pay U.S. dollars | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive pounds sterling/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	0	(708,227)
Receive UDI/Pay pesos | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	28,670,492	31,733,673
Receive UDI/Pay pesos | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	17,076,001	3,063,181
Receive UDI/Pay pesos | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	0	17,076,001
Receive UDI/Pay pesos | Maturity Period Three | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	4,749,625	0
Receive UDI/Pay pesos | Maturity Period Four | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	0	4,749,625
Receive UDI/Pay pesos | Maturity Period Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive UDI/Pay pesos | Maturity Period After Year Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	6,844,866	6,844,866
Receive UDI/Pay pesos | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	9,058,137	5,491,946
Receive Swiss francs/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive Swiss francs/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive pesos/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	36,091,100
Receive pesos/Pay U.S. dollars | Maturity Period After Year Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	36,091,100
Receive pesos/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	(839,306)
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		110,393,510
Currency Options	16,875,103
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Prepaid swaps
Disclosure of detailed information about financial instruments [line items]
Currency Options	43,349,310
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period One | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		61,490,994
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period One | Prepaid swaps
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Two | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		48,902,516
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Two | Prepaid swaps
Disclosure of detailed information about financial instruments [line items]
Currency Options	21,674,655
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Three | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Currency Options	9,544,149
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Three | Prepaid swaps
Disclosure of detailed information about financial instruments [line items]
Currency Options	21,674,655
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Four | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Currency Options	3,844,287
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Four | Prepaid swaps
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Five | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Currency Options	3,486,667
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Five | Prepaid swaps
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period After Year Five | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period After Year Five | Prepaid swaps
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Fair Value | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		$ (87,155,413)
Currency Options	(13,717,311)
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Fair Value | Prepaid swaps
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ (54,453,243)